UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY

   11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period: 4/30/09

Item 1.  Schedule of Investments.

Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2009
Shares		Market Value
	COMMON STOCK - 60.37%
	BEVERAGES - 1.18%
6,000	Hansen Natural Corp. *	$ 244,560

	BIOTECHNOLOGY - 0.48%
2,200	Gilead Sciences, Inc. *	100,760

	CHEMICALS - 1.80%
4,000	Intrepid Potash, Inc. *	98,760
1,000	Monsanto Co.	84,890
1,000	Potash Corp. of Saskatchewan	86,490
1,400	Praxair, Inc.	104,454
		374,594
	COMMERCIAL SERVICES - 5.10%
4,000	Aaron's, Inc.	134,240
9,000	Brink's Home Security Holdings, Inc. *	239,220
3,000	Emergency Medical Services Corp. *	104,520
6,000	HMS Holdings Corp. *	179,880
1,800	ITT Educational Services, Inc. *	181,386
3,400	Visa, Inc.	220,864
		1,060,110
	COMPUTERS - 2.93%
3,300	Accenture, Ltd.	97,119
2,709	Cogo Group, Inc. *	22,160
2,000	International Business Machines Corp.	206,420
8,862	Micros Systems, Inc. *	185,925
3,000	Synaptics, Inc. *	97,440
		609,064
	DIVERSIFIED FINANCIAL SERVICES - 0.27%
5,000	Ocwen Financial Corp. *	55,600

	ELECTRIC - 1.20%
7,500	Centrais Eletricas Brasilei	98,100
4,500	DPL, Inc.	100,935
5,000	NV Energy, Inc.	51,250
		250,285
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.97%
9,200	Encore Wire Corp.	200,928

	ELECTRONICS - 1.01%
5,500	NVE Corp. *	209,220

	ENGINEERING & CONSTRUCTION - 1.95%
4,000	Aecom Technology Corp. *	102,920
2,200	Granite Construction, Inc.	86,790
14,500	MYR Group, Inc. *	216,195
		405,905
Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2009
Shares		Market Value
	ENVIRONMENTAL CONTROL - 0.45%
2,000	Stericycle, Inc. *	$ 94,160

	FOOD - 1.41%
3,800	Diamond Foods, Inc.	99,522
5,000	J&J Snack Foods Corp.	193,800
		293,322
	GAS - 0.75%
4,500	South Jersey Industries, Inc.	156,195

	HEALTHCARE - PRODUCTS - 2.41%
3,100	Edwards Lifesciences Corp. *	196,478
2,500	ICU Medical, Inc. *	94,000
9,500	Vnus Medical Technologies, Inc. *	210,425
		500,903
	HEALTHCARE - SERVICES - 0.41%
5,500	Ensign Group, Inc.	85,250

	INTERNET - 3.95%
500	Baidu, Inc. - ADR*	116,450
11,600	China Finance Online Co. *	136,068
3,000	Ctrip.com International, Ltd.	92,760
4,000	j2 Global Communications, Inc. *	95,960
2,500	McAfee, Inc. *	93,850
2,500	NetFlix, Inc. *	113,275
1,500	Shanda Interactive Entertainment, Ltd. - ADR *	71,745
5,000	VeriSign, Inc. *	102,900
		823,008
	OIL & GAS - 2.61%
3,700	Concho Resources, Inc. *	101,454
2,000	Noble Energy, Inc.	113,500
2,800	Range Resources Corp.	111,916
8,000	Suncor Energy, Inc.	202,880
200	Transocean, Inc. *	13,496
		543,246
	OIL & GAS SERVICES - 0.97%
4,200	Atwood Oeanics, Inc.*	93,744
2,200	Schlumberger, Ltd.	107,778
		201,522
	PACKAGING & CONTAINERS - 0.89%
4,000	Silgan Holdings, Inc.	185,960

	PHARMACEUTICALS - 2.40%
5,200	Medco Health Solutions, Inc. *	226,460
6,000	Sepracor, Inc. *	85,260
4,500	SXC Health Solutions Corp. *	90,135
2,200	Teva Pharmaceutical Industries, Ltd. - ADR	96,558
		498,413
Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2009
Shares		Market Value
	PIPELINES - 1.99%
4,200	Sunoco Logistics Partners LP	$ 218,778
12,900	Western Gas Partners LP	195,951
		414,729
	RETAIL - APPAREL - 1.91%
3,000	Aeropostale, Inc. *	101,910
5,400	Buckle, Inc. (The)	201,798
2,500	Ross Stores, Inc.	94,850
		398,558
	RETAIL - AUTOMOBILE - 2.38%
4,600	Advance Auto Parts, Inc.	201,250
11,000	AutoNation, Inc. *	194,810
600	AutoZone, Inc. *	99,834
		495,894
	RETAIL - DISCOUNT - 0.61%
3,000	Dollar Tree, Inc. *	127,020

	RETAIL - ELECTRONICS - 0.55%
3,000	Best Buy Co., Inc.	115,140

	RETAIL - RESTAURANTS - 4.03%
6,000	Buffalo Wild Wings, Inc. *	234,240
4,000	Burger King Holdings, Inc.	65,360
17,500	Domino's Pizza, Inc. *	165,200
3,000	McDonald's Corp.	159,870
3,800	Panera Bread Co. *	212,838
		837,508
	RETAIL - PET FOOD & SUPPLIES - 1.02%
13,000	PetMed Express, Inc. *	211,380

	RETAIL - PETROLEUM - 0.95%
5,200	World Fuel Services Corp.	198,276

	RETAIL - PROPANE - 1.12%
5,800	Suburban Propane Partners LP	232,000

	SEMICONDUCTORS - 2.72%
6,000	Altera Corp.	97,860
6,500	Hittite Microwave Corp. *	241,540
4,000	Netlogic Microsystems, Inc. *	130,360
10,000	Omnivision Technologies, Inc. *	95,100
		564,860
	SOFTWARE - 6.22%
8,000	Adobe Systems, Inc. *	218,800
300	BMC Software, Inc. *	10,401
4,000	Cerner Corp. *	215,200
4,000	Check Point Software Technologies *	92,680
6,500	Computer Programs & Systems, Inc.	227,435
4,200	Longtop Financial Technologies, Ltd. *	99,372
6,600	Open Text Corp. *	216,678
6,300	Sybase, Inc. *	213,948
		1,294,514
Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2009
Shares		Market Value
	TELECOMMUNICATIONS - 2.43%
8,500	Cellcom Israel, Ltd.	$ 185,215
4,000	InterDigital, Inc. *	105,280
7,500	Neutral Tandem, Inc. *	214,500
		504,995
	TRANSPORTATION - 0.85%
6,000	CSX Corp.	177,540

	WATER - 0.45%
2,400	California Water Service Group	93,671

	TOTAL COMMON STOCKS	12,559,090
	( Cost - $12,308,825)

	SHORT TERM INVESTMENTS - 51.88%
	EQUITY FUND - 27.85%
5,792,824	Goldman Sachs Prime Obligation Fund, 0.04%+	5,792,824
5,000,000	Goldman Sachs Financial Square Funds Government Fund, 0.19%+	5,000,000
	TOTAL SHORT TERM INVESTMENTS	10,792,824
	( Cost - $10,792,824)

	TOTAL INVESTMENTS - 112.25%
	( Cost - $23,045,329)	$ 23,351,914
	CALL OPTIONS WRITTEN - (0.36%)	(74,226)
	LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS - (11.89%)	(2,473,918)
	NET ASSETS - 100.00%	$ 20,803,770

* Non-Income producing security. + Variable rate security. Rate shown is as of April 30, 2009. ADR - American Depositary Reciept
(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost		$ 517,971
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value		(285,608)
Net Unrealized Depreciation		$ 232,363

Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2009
Shares		Market Value
	Schedule of Call Options Written
50	Adobe Systems Inc. *	$ 2,500
	Expiration May 2009, Exercise Price $29.00
40	Aecom Technology Corp. *	1,000
	Expiration May 2009, Exercise Price $30.00
80	AutoNation Inc. *	6,400
	Expiration May 2009, Exercise Price $17.50
30	Best Buy Co. Inc. *	300
	Expiration May 2009, Exercise Price $45.00
90	Brink's Home Security Holdings Inc. *	3,600
	Expiration May 2009, Exercise Price $30.00
60	Buffalo Wild Wings Inc. *	9,900
	Expiration May 2009, Exercise Price $40.00
65	Computer Programs & Systems Inc. *	7,150
	Expiration May 2009, Exercise Price $35.00
30	Dollar Tree Inc. *	600
	Expiration May 2009, Exercise Price $50.00
75	Domino's Pizza Inc. *	2,250
	Expiration May 2009, Exercise Price $10.00
50	Encore Wire Corp. *	4,500
	Expiration May 2009, Exercise Price $22.50
22	Gilead Sciences Inc. *	286
	Expiration May 2009, Exercise Price $52.50
60	Hansen Natural Corp. *	11,220
	Expiration May 2009, Exercise Price $41.00
40	InterDigital Communications *	1,600
	Expiration May 2009, Exercise Price $30.00
18	ITT Educational Services Inc. *	1,080
	Expiration May 2009, Exercise Price $115.00
30	McDonald's Corp. *	90
	Expiration May 2009, Exercise Price $62.50
25	NetFlix Inc. *	1,250
	Expiration May 2009, Exercise Price $50.00
34	Netlogic Microsystems Inc. *	3,230
	Expiration May 2009, Exercise Price $35.00
50	Neutral Tandem Inc. *	3,500
	Expiration May 2009, Exercise Price $30.00
100	Omnivision Technologies Inc. *	3,500
	Expiration May 2009, Exercise Price $10.00
38	Panera Bread Co. *	950
	Expiration May 2009, Exercise Price $65.00
130	PetMed Express Inc. *	2,600
	Expiration May 2009, Exercise Price $20.00
14	Praxair Inc. *	490
	Expiration May 2009, Exercise Price $80.00
28	Range Resources Corp. *	644
	Expiration May 2009, Exercise Price $47.50
22	Schlumberger Ltd. *	330
	Expiration May 2009, Exercise Price $55.00

Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2009
Shares		Market Value
	Schedule of Call Options Written (Continued)
20	Stericycle Inc. *	$ 260
	Expiration May 2009, Exercise Price $55.00
50	Suncor Energy Inc. *	400
	Expiration May 2009, Exercise Price $30.00
18	Visa Inc. *	3,636
	Expiration May 2009, Exercise Price $65.00
32	World Fuel Services Corp. *	960
	Expiration May 2009, Exercise Price $45.00
	TOTAL CALL OPTIONS WRITTEN	$ 74,226
	(Proceeds $56,324)
* Each option allows the holder of the option to purchase 100 shares of the underlying security.
		Unrealized Appreciation/
		(Depreciation)
	FUTURES CONTRACTS SOLD SHORT (1.15) %
137	S & P E-Mini Future maturing June 2009
	(Underlying face amount at Value $5,847,413)	$ (112,088)
25	Nasdaq 100 E-mini maturing June 2009
	(Underlying face amount at Value $656,220)	(40,530)
32	Russell Mini Future maturing June 2009
	(Underlying face amount at value $1,471,600)	(85,840)
	Total Futures Contracts Sold Short	$ (238,458)

	Various inputs are used in determining the value of the fund's investments relating to Financial
	Accounting Standard No. 157 (FAS 157), Fair Value Measurements.
	These inputs are summarized in the three broad levels listed below.
	Level 1- quoted prices in active markets for identical securities.
	Level 2 - Other significant observable inputs (including quoted prices for similar securities,
	interest rates, prepaymemt spreads, credit risk, etc.)
	Level 3 - significant unobservable inputs (including fund's own assumption in determining the
	fair value of investments)
	The inputs or methodology used for valuing securities are not necessarily an indication
	of the risk associated with investing in those securities.
	The following is a summary of the inputs used as of April 30, 2009 in valuing the fund's assets
	carried at fair value:

Valuation Inputs	Investment Securities ($)	Other Financial Instrument ($)*
Level 1 - Quoted Prices	12,559,090	(312,684)
Level 2 - Other Significant Observable Prices	10,792,824	0
Level 3 - Significant Unobservable Inputs	0	0
Total	23,351,914	(312,684)
* Other financial instruments include call options written.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date  6/29/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date 6/29/09

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Treasurer

Date  6/29/09